UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	December 31, 2009

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	       January 14, 2010
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total: 52

Form 13F information Table Value Total: 209281


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4833    58460 SH       SOLE                    51260              7200
Abbott Labs Com                COM              002824100     4025    74555 SH       SOLE                    72755              1800
Air Prods & Chems Inc Com      COM              009158106     4418    54500 SH       SOLE                    48900              5600
Alcoa Inc Com                  COM              013817101     4053   251400 SH       SOLE                   220600             30800
American Express Co Com        COM              025816109     4237   104575 SH       SOLE                    89575             15000
Amgen Inc Com                  COM              031162100     3635    64260 SH       SOLE                    54860              9400
Apple Inc Com                  COM              037833100     5474    25975 SH       SOLE                    22675              3300
Archer Daniels Midland Com     COM              039483102     4358   139200 SH       SOLE                   121450             17750
Automatic Data Process Com     COM              053015103     4365   101950 SH       SOLE                    88550             13400
Becton Dickinson & Co Com      COM              075887109     4231    53650 SH       SOLE                    46125              7525
Caterpillar Inc Del Com        COM              149123101     4032    70750 SH       SOLE                    68950              1800
Cisco Sys Inc Com              COM              17275R102     4304   179770 SH       SOLE                   154950             24820
Coca-Cola Co Com               COM              191216100      812    14240 SH       SOLE                    14240
Corning Inc Com                COM              219350105     3609   186875 SH       SOLE                   158175             28700
Costco Whsl Corp Com           COM              22160K105     3935    66500 SH       SOLE                    57500              9000
Disney Walt Co Com             COM              254687106     4714   146180 SH       SOLE                   126280             19900
Emerson Elec Co Com            COM              291011104     4164    97750 SH       SOLE                    95950              1800
Exxon Mobil Corp Com           COM              30231G102     3913    57390 SH       SOLE                    50540              6850
Fedex Corp Com                 COM              31428X106     4444    53255 SH       SOLE                    46580              6675
General Dynamics Corp Com      COM              369550108     4366    64050 SH       SOLE                    56000              8050
General Elec Co Com            COM              369604103     3117   206041 SH       SOLE                   199250              6791
Google Inc Cl A                COM              38259P508     4923     7940 SH       SOLE                     6815              1125
Home Depot Inc Com             COM              437076102     4478   154800 SH       SOLE                   132600             22200
Illinois Tool Wks Inc Com      COM              452308109     4396    91600 SH       SOLE                    79400             12200
Ingersoll-Rand PLC             COM              G47791101     4365   122135 SH       SOLE                   104435             17700
Intel Corp Com                 COM              458140100     4651   228000 SH       SOLE                   198950             29050
International Bus Mach Com     COM              459200101     4350    33235 SH       SOLE                    28665              4570
International Paper Co Com     COM              460146103     4022   150200 SH       SOLE                   146400              3800
JPMorgan Chase & Co Com        COM              46625H100     3572    85732 SH       SOLE                    83110              2622
Johnson & Johnson Com          COM              478160104     4802    74550 SH       SOLE                    65450              9100
Kimberly Clark Corp Com        COM              494368103     4330    67960 SH       SOLE                    59135              8825
McDonalds Corp Com             COM              580135101     4066    65125 SH       SOLE                    56425              8700
McGraw-Hill Cos Inc            COM              580645109     3656   109090 SH       SOLE                    94690             14400
Microsoft Corp Com             COM              594918104     4654   152700 SH       SOLE                   131700             21000
Morgan Stanley Com             COM              617446448     3770   127375 SH       SOLE                   109875             17500
Nucor Corp Com                 COM              670346105     3641    78050 SH       SOLE                    68950              9100
Pepsico Inc Com                COM              713448108     3537    58175 SH       SOLE                    48575              9600
Pfizer Inc Com                 COM              717081103     4068   223625 SH       SOLE                   193925             29700
Procter & Gamble Co Com        COM              742718109     4225    69684 SH       SOLE                    61382              8302
Qualcomm Inc Com               COM              747525103     3907    84450 SH       SOLE                    73150             11300
Schlumberger Ltd Com           COM              806857108     3822    58725 SH       SOLE                    57100              1625
Staples Inc Com                COM              855030102     4494   182750 SH       SOLE                   157550             25200
Stryker Corp Com               COM              863667101     4088    81150 SH       SOLE                    71000             10150
Time Warner Inc Com            COM              887317303     3310   113577 SH       SOLE                    97895             15682
US Bancorp DE Com              COM              902973304     3871   171950 SH       SOLE                   150100             21850
Unilever NV NY                 COM              904784709     4434   137150 SH       SOLE                   133450              3700
Union Pac Corp Com             COM              907818108     4400    68850 SH       SOLE                    59850              9000
Valero Energy Corp Com         COM              91913Y100      352    21000 SH       SOLE                                      21000
Verizon Communications Com     COM              92343V104     4360   131588 SH       SOLE                   115025             16563
Visa Inc Com                   COM              92826C839     3376    38600 SH       SOLE                    33800              4800
Wal-Mart Stores Inc Com        COM              931142103     3974    74350 SH       SOLE                    63950             10400
Walgreen Co Com                COM              931422109     4349   118425 SH       SOLE                   101225             17200